Cover - shares	6 Months Ended
	Jun. 30, 2023	Oct. 06, 2023
Cover [Abstract]
Document Type	10-Q/A
Amendment Flag	true
Amendment Description	various edits throughout
Document Quarterly Report	true
Document Transition Report	false
Document Period End Date	Jun. 30, 2023
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	333-215496
Entity Registrant Name	Wytec International, Inc.
Entity Central Index Key	0001560143
Entity Tax Identification Number	46-0720717
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	19206 Huebner Rd.
Entity Address, Address Line Two	Suite 202
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78258
City Area Code	(210)
Local Phone Number	233-8980
Title of 12(b) Security	Common Stock
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		12,228,918